Transactions With Related Parties (Details) - Schedule of Assets and Liabilities With Related Parties - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and deposits in banks	$ 1,227,700	$ 1,198,568
Financial assets at FVTPL
Financial derivative contracts	12,309,770	10,119,486
Other assets	2,535,775	3,046,607
Financial liabilities at FVTPL
Financial derivative contracts	12,155,024	9,521,575
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,260,609	13,537,826
Obligations under repurchase agreements	276,588	282,584
Issued debt instruments	8,133,275	8,001,045
Other financial liabilities	59,757,340	64,385,273
Group entities
Assets
Cash and deposits in banks	162,452	666,062	$ 280,364
Financial assets at FVTPL
Financial derivative contracts	1,120,543	967,020	1,190,683
Other assets	885,307	686,950	676,850
Financial liabilities at FVTPL
Financial derivative contracts	1,757,184	1,255,740	1,695,284
Financial liabilities at amortised cost
Deposits and other demand liabilities	28,446	54,033	73,193
Time deposits and other time liabilities	140,475	145,649	10,376
Obligations under repurchase agreements	265,474	129,321	64,547
Interbank borrowing	85,325	33,693	224,798
Issued debt instruments	941,320	1,081,123	1,001,310
Other financial liabilities	236,998	257,915	267,130
Associates entities
Assets
Cash and deposits in banks	0	0	0
Financial assets at FVTPL
Financial derivative contracts	11,134	267,679	386,494
Other assets	686,884	550,400	287,053
Financial liabilities at FVTPL
Financial derivative contracts	13,143	370,314	326,149
Financial liabilities at amortised cost
Deposits and other demand liabilities	1,007	1,272	0
Time deposits and other time liabilities	0	0	0
Obligations under repurchase agreements	0	0	0
Interbank borrowing	0	0	0
Issued debt instruments	0	0	0
Other financial liabilities	664,461	435,093	325,070
Key personnel
Assets
Cash and deposits in banks	0	0	0
Financial assets at FVTPL
Financial derivative contracts	0	0	0
Other assets	0	0	0
Financial liabilities at FVTPL
Financial derivative contracts	0	0	0
Financial liabilities at amortised cost
Deposits and other demand liabilities	3,260	3,833	4,398
Time deposits and other time liabilities	4,996	9,894	9,442
Obligations under repurchase agreements	0	0	0
Interbank borrowing	0	0	0
Issued debt instruments	0	0	0
Other financial liabilities	0	0	0
Other
Assets
Cash and deposits in banks	0	0	0
Financial assets at FVTPL
Financial derivative contracts	0	0	0
Other assets	0	0	0
Financial liabilities at FVTPL
Financial derivative contracts	0	0	0
Financial liabilities at amortised cost
Deposits and other demand liabilities	407	502	833
Time deposits and other time liabilities	69	1,589	1,102
Obligations under repurchase agreements	0	0	18,135
Interbank borrowing	0	0	0
Issued debt instruments	0	0	0
Other financial liabilities	$ 0	$ 0	$ 0